Organization Overview and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization Overview and Basis of Presentation

Note 1 Organization Overview and Basis of Presentation

Nature of Operations

Scienture Inc. (“the Company”) is a pharmaceutical research company which is engaged in the research and development of branded pharmaceutical products. The IP application process of the company initiated in November 2019 and commenced the product development activities from January 2020. The Company also plans to foray into commercialization of innovative and branded pharmaceutical products in the US market.

The Company was incorporated in the state of Delaware in June 2019. The Company is headquartered in Hauppauge, New York, United States of America.

Basis of Presentation

The Company’s fiscal year ends on December 31.

The accompanying financial statements for the periods ending June 30, 2024 and 2023 have been prepared in accordance with accounting principles generally accepted in the United States (“U.S.GAAP”).

Note 1 Organization Overview and Basis of Presentation

Nature of Operations

Scienture Inc. (“the Company”) is a pharmaceutical research company which is engaged in the research and development of branded pharmaceutical products. The IP application process of the company initiated in November 2019 and commenced the product development activities from January 2020. The Company also plans to foray into commercialization of innovative and branded pharmaceutical products in the US market.

The Company was incorporated in the state of Delaware in June 2019. The Company is headquartered in Hauppauge, New York, United States of America.

Basis of Presentation

The Company’s fiscal year ends on December 31.

The accompanying financial statements for the period ending December 31, 2023 and 2022 have been prepared in accordance with accounting principles generally accepted in the United States (“U.S.GAAP”).